Segmental information (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of segmental information for the consolidated income statement - continuing operations	(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2022
Sales	6,682	5,740	5,624	2,403	1,945	2,010	(2,010)	22,394	54	22,448
Net sales
At budgeted exchange rates(1)	5,955	3,258	2,879	1,699	1,486	2,095	(2,016)	15,356	55	15,411
Acquisitions and disposals	34	23	—	15	3	—	—	75	—	75
SC&P allocation	9	46	9	3	12	(79)	—	—	—	—
Retranslation to actual exchange rates	97	(304)	(4)	(35)	24	(6)	6	(222)	(1)	(223)
Hyperinflation	—	189	—	—	—	—	—	189	—	189
Net sales	6,095	3,212	2,884	1,682	1,525	2,010	(2,010)	15,398	54	15,452
Operating profit/(loss)
At budgeted exchange rates(1)	2,388	1,086	703	346	528	(22)	—	5,029	(256)	4,773
Acquisitions and disposals	(28)	11	—	(10)	—	—	—	(27)	—	(27)
SC&P allocation	(1)	(18)	(2)	(1)	—	22	—	—	—	—
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	32	36	—	—	(3)	—	—	65	—	65
Fair value remeasurement of biological assets	—	—	—	—	(5)	—	—	(5)	—	(5)
Retranslation to actual exchange rates	63	(108)	10	(20)	18	—	—	(37)	18	(19)
Hyperinflation	—	10	—	—	—	—	—	10	—	10
Operating profit/(loss) before exceptional items	2,454	1,017	711	315	538	—	—	5,035	(238)	4,797
Exceptional items	(1)	(146)	(241)	—	—	—	—	(388)	—	(388)
Operating profit/(loss)	2,453	871	470	315	538	—	—	4,647	(238)	4,409
Non-operating items										(17)
Net finance charges										(422)
Share of after tax results of associates and joint ventures
Moët Hennessy										425
Other										(8)
Profit before taxation										4,387

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2021
Sales	5,803	4,795	5,146	2,020	1,369	1,537	(1,537)	19,133	20	19,153
Net sales
At budgeted exchange rates(1)	5,527	2,579	2,561	1,541	1,176	1,627	(1,548)	13,463	20	13,483
Acquisitions and disposals	28	2	—	5	—	—	—	35	—	35
SC&P allocation	9	45	9	3	13	(79)	—	—	—	—
Retranslation to actual exchange rates	(355)	(68)	(82)	(137)	(143)	(11)	11	(785)	—	(785)
Net sales	5,209	2,558	2,488	1,412	1,046	1,537	(1,537)	12,713	20	12,733
Operating profit/(loss)
At budgeted exchange rates(1)	2,469	728	628	228	422	(97)	—	4,378	(218)	4,160
Acquisitions and disposals	(18)	(3)	—	—	—	—	—	(21)	—	(21)
SC&P allocation	(30)	(32)	(5)	(3)	(27)	97	—	—	—	—
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(9)	(27)	—	—	—	—	—	(36)	—	(36)
Retranslation to actual exchange rates	(175)	(31)	(15)	(54)	(92)	—	—	(367)	10	(357)
Operating profit/(loss) before exceptional items	2,237	635	608	171	303	—	—	3,954	(208)	3,746
Exceptional items	—	(15)	—	—	—	—	—	(15)	—	(15)
Operating profit/(loss)	2,237	620	608	171	303	—	—	3,939	(208)	3,731
Non-operating items										14
Net finance charges										(373)
Share of after tax results of associates and joint ventures
Moët Hennessy										335
Other										(1)
Profit before taxation										3,706

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2020
Sales	5,222	4,697	4,645	1,911	1,184	1,343	(1,343)	17,659	38	17,697
Net sales
At budgeted exchange rates(1)	4,445	2,501	2,253	1,300	944	1,439	(1,341)	11,541	38	11,579
Acquisitions and disposals	32	10	1	50	—	—	—	93	—	93
SC&P allocation	11	60	12	4	10	(98)	—	(1)	1	—
Retranslation to actual exchange rates	135	(4)	4	(8)	(46)	2	(2)	81	(1)	80
Net sales	4,623	2,567	2,270	1,346	908	1,343	(1,343)	11,714	38	11,752
Operating profit/(loss)
At budgeted exchange rates(1)	2,007	730	498	116	254	45	—	3,650	(152)	3,498
Acquisitions and disposals	(1)	(4)	—	—	—	—	—	(5)	—	(5)
SC&P allocation	6	26	6	2	5	(45)	—	—	—	—
Fair value remeasurement of contingent consideration	(10)	(4)	—	—	7	—	—	(7)	—	(7)
Fair value remeasurement of biological assets	—	—	—	—	9	—	—	9	—	9
Retranslation to actual exchange rates	32	9	(3)	(17)	(27)	—	—	(6)	5	(1)
Operating profit/(loss) before exceptional items	2,034	757	501	101	248	—	—	3,641	(147)	3,494
Exceptional items	54	(62)	(1,198)	(145)	(6)	—	—	(1,357)	—	(1,357)
Operating profit/(loss)	2,088	695	(697)	(44)	242	—	—	2,284	(147)	2,137
Non-operating items										(23)
Net finance charges										(353)
Share of after tax results of associates and joint ventures
Moët Hennessy										285
Other										(3)
Profit before taxation										2,043
(1)    These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(i)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.
(ii)    The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(iii) Approximately 37% of annual net sales occurred in the last four months of calendar year 2021.
Schedule of other segmental information
(b) Other segmental information

	North America £ million	Europe £ million	Asia Pacific £ million	Africa £ million	Latin America and Caribbean £ million	SC&P £ million	Corporate and other £ million	Total £ million
2022
Capital expenditure	230	187	146	139	128	256	11	1,097
Depreciation and intangible asset amortisation	(80)	(93)	(93)	(81)	(16)	(116)	(10)	(489)
Exceptional impairment of tangible assets	—	(3)	—	—	—	—	—	(3)
Exceptional impairment of intangible assets	—	(96)	(240)	—	—	—	—	(336)
2021
Capital expenditure	153	23	56	125	20	125	124	626
Depreciation and intangible asset amortisation	(76)	(31)	(60)	(79)	(16)	(126)	(59)	(447)
2020
Capital expenditure	145	24	59	128	48	191	105	700
Depreciation and intangible asset amortisation	(68)	(37)	(59)	(103)	(21)	(119)	(73)	(480)
Underlying impairment	—	(7)	—	—	(7)	—	—	(14)
Exceptional impairment of tangible assets	—	—	(1)	(139)	—	—	—	(140)
Exceptional impairment of intangible assets	—	—	(1,205)	—	—	—	—	(1,205)

Disclosure Of Category And Geographical Analysis Explanatory1
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	United States £ million	India £ million	Great Britain £ million	Nether- lands £ million	Rest of World £ million	Total £ million
2022
Sales(1)	18,164	3,128	882	274	22,448	6,327	3,219	2,142	89	10,671	22,448
Non-current assets(2), (3)						5,899	2,396	2,413	2,600	8,261	21,569
2021
Sales(1)	15,634	2,562	741	216	19,153	5,441	3,011	1,822	70	8,809	19,153
Non-current assets(2), (3)						4,320	2,561	2,119	2,474	7,589	19,063
2020
Sales(1)	14,158	2,687	621	231	17,697	4,839	2,783	1,684	62	8,329	17,697
Non-current assets(2), (3)						5,028	2,758	1,911	2,661	7,563	19,921
(1)    The geographical analysis of sales is based on the location of third-party sales.
(2)    The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3) The management information provided to the chief operating decision maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.